Capital Requirements	12 Months Ended
Dec. 31, 2011
Capital Requirements
Capital Requirements

(20) Capital Requirements

        On December 23, 2008, as part of the Troubled Asset Relief Program Capital Purchase Program (the "TARP Capital Purchase Program") of the United States Department of the Treasury ("Treasury"), the Company entered into a Letter Agreement incorporating an attached Securities Purchase Agreement-Standard Terms (collectively, the "Securities Purchase Agreement") with the Treasury. The closing of the transactions contemplated in the Securities Purchase Agreement occurred on December 23, 2008.

        Under the Securities Purchase Agreement, the Company agreed to sell 216,000 shares of the Company's fixed-rate cumulative perpetual preferred stock, Series A, par value $.01 per share (the "Senior Preferred Stock"), having a liquidation preference of $1,000 per share, for a total price of $216,000,000. The Senior Preferred Stock will pay dividends at the rate of 5% per year for the first five years and 9% per year thereafter. The Senior Preferred Stock has no maturity date and ranks senior to the Company's common stock with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company. The Senior Preferred Stock generally is non-voting except for class voting rights on matters that would adversely affect the rights of the holders of the Senior Preferred Stock. The Senior Preferred Stock qualifies for inclusion in Tier 1 capital for regulatory capital purposes and the issuance of the Senior Preferred Stock increased the capital ratios of the Company.

        In conjunction with the purchase of the Senior Preferred Stock, the Treasury received a warrant (the "Warrant") to purchase 1,326,238 shares of the Company's common stock (the "Warrant Shares") at $24.43 per share, which would represent an aggregate common stock investment in the Company on exercise of the warrant in full equal to 15% of the Senior Preferred Stock investment. The term of the Warrant is ten years. The per share exercise price and the number of shares issuable upon exercise of the Warrant is subject to adjustment pursuant to customary anti-dilutive provisions in certain events, such as stock splits, certain distributions of securities or other assets to holders of the Company's common stock, and upon certain issuances of the Company's common stock at or below specified prices relative to the initial per share exercise price of the Warrant. The Warrant is immediately exercisable. Both the Senior Preferred Stock and Warrant are accounted for as components of Tier 1 capital.

        Bank regulatory agencies limit the amount of dividends, which the bank subsidiaries can pay the Corporation, through IBC Subsidiary Corporation, without obtaining prior approval from such agencies. At December 31, 2011, the subsidiary banks could pay dividends of up to $585,000,000 to the Corporation without prior regulatory approval and without adversely affecting their "well capitalized" status. In addition to legal requirements, regulatory authorities also consider the adequacy of the bank subsidiaries' total capital in relation to their deposits and other factors. These capital adequacy considerations also limit amounts available for payment of dividends. The Company historically has not allowed any subsidiary bank to pay dividends in such a manner as to impair its capital adequacy.

        The Company and the bank subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities, and certain off-statement of condition items as calculated under regulatory accounting practices. The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

        Additionally, as a result of the Company's participation in the TARP Capital Purchase Program, the Company was restricted in the payment of dividends and was not allowed, without Treasury Department's consent, to declare or pay any dividend on the Company Common Stock other than a regular semi-annual dividend of not more than $.33 per share, as adjusted for any stock dividend or stock split. Also, all accrued and unpaid dividends on the Senior Preferred Stock would have to be fully paid before the Company paid any dividends on its Common Stock. On April 7, 2009, the Company gained consent from the Treasury Department (the "Treasury Consent") to use the regular semi-annual cash dividend funds of not more than $.33 per share, as adjusted for any stock dividend or stock split, to pay quarterly dividends and to repurchase common stock. The restriction ceased to exist on December 23, 2011.

        A company that participates in the TARP Capital Purchase Program must adopt certain standards for executive compensation under the Emergency Economic Stabilization Act of 2008 (EESA) and the American Recovery and Reinvestment Act of 2009 (the "ARRA") which was signed into law on February 17, 2009. While the U.S. Treasury must promulgate regulations to implement the executive compensation restrictions and standards set forth in the ARRA, the new law significantly expands the executive compensation restrictions previously imposed by the EESA. Such restrictions apply to any entity that has received or will receive funds under the TARP Capital Purchase Program, and shall generally continue to apply for as long as any obligation arising from securities issued under TARP, including preferred stock issued under the Capital Purchase Program, remain outstanding. These ARRA restrictions shall not apply to any TARP Capital Purchase Program recipient during such time when the federal government (i) only holds any warrants to purchase common stock of such recipient or (ii) holds no preferred stock or warrants to purchase common stock of such recipient. As a result of the Company's participation in the TARP Capital Purchase Program, the restrictions and standards set forth in the ARRA shall be applicable to the Company, subject to regulations promulgated by the U.S. Treasury.

        Pursuant to the provisions of the ARRA, the Company may be permitted to repay the $216 million it received under the TARP Capital Purchase Program, without regard to certain repayment restrictions in the Securities Purchase Agreement, which restricted the Company's ability to redeem the Senior Preferred Stock during the first three years following the date of investment. The redemption of the Senior Preferred Stock is subject to the consent of the Federal Reserve Bank of Dallas, which is the Company's primary Federal banking regulator. To date, the Company has not redeemed any of the Senior Preferred Stock.

        Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios (set forth in the table on the following page) of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Management believes, as of December 31, 2011, that the Company and each of the bank subsidiaries met all capital adequacy requirements to which they are subject.

        As of December 31, 2011, the most recent notification from the Federal Deposit Insurance Corporation categorized all the bank subsidiaries as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized," the Company and the bank subsidiaries must maintain minimum Total risk-based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the categorization of the Company or any of the bank subsidiaries as well capitalized.

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2011 are presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2011:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,485,833	23.99%	$495,483	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,026,163	19.64	417,943	8.00	$522,429	10.00%
International Bank of Commerce, Brownsville	123,780	25.77	38,423	8.00	48,029	10.00
International Bank of Commerce, Zapata	58,295	36.58	12,750	8.00	15,937	10.00
Commerce Bank	65,697	37.60	13,976	8.00	17,470	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,407,989	22.73%	$247,742	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	18.45	208,972	4.00	$313,458	6.00%
International Bank of Commerce, Brownsville	117,707	24.51	19,212	4.00	28,817	6.00
International Bank of Commerce, Zapata	56,336	35.35	6,375	4.00	9,562	6.00
Commerce Bank	63,462	36.33	6,988	4.00	10,482	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,407,989	12.74%	$441,975	4.00%	N/A	N/A
International Bank of Commerce, Laredo	964,128	10.65	362,263	4.00	$452,829	5.00%
International Bank of Commerce, Brownsville	117,707	13.52	34,835	4.00	43,544	5.00
International Bank of Commerce, Zapata	56,336	12.21	18,463	4.00	23,079	5.00
Commerce Bank	63,462	11.94	21,262	4.00	26,578	5.00

        The Company's and the bank subsidiaries' actual capital amounts and ratios for 2010 are also presented in the following table:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2010:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,413,299	20.72%	$545,668	8.00%	N/A	N/A
International Bank of Commerce, Laredo	957,234	16.39	467,249	8.00	$584,061	10.00%
International Bank of Commerce, Brownsville	112,888	25.60	35,283	8.00	44,103	10.00
International Bank of Commerce, Zapata	54,072	30.96	13,971	8.00	17,463	10.00
Commerce Bank	62,129	31.67	15,692	8.00	19,615	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,327,889	19.47%	$272,834	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	15.23	233,624	4.00	$350,437	6.00%
International Bank of Commerce, Brownsville	107,340	24.34	17,641	4.00	26,462	6.00
International Bank of Commerce, Zapata	51,869	29.70	6,985	4.00	10,478	6.00
Commerce Bank	59,752	30.46	7,846	4.00	11,769	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,327,889	11.58%	$458,500	4.00%	N/A	N/A
International Bank of Commerce, Laredo	889,247	9.29	382,886	4.00	$478,608	5.00%
International Bank of Commerce, Brownsville	107,340	12.78	33,586	4.00	41,983	5.00
International Bank of Commerce, Zapata	51,869	10.90	19,035	4.00	23,793	5.00
Commerce Bank	59,752	11.33	21,095	4.00	26,369	5.00